Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands		Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Members' Equity
Beginning balance (shares) at Dec. 31, 2015			0
Beginning balance at Dec. 31, 2015		$ 98,292	$ 0	$ 0	$ 0	$ 98,292
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from Citizen Members		169,008				169,008
Acquisition of oil and natural gas properties in exchange for equity units		0
Net (loss) income		6,947				6,947
Ending balance (shares) at Dec. 31, 2016			0
Ending balance at Dec. 31, 2016		274,247	$ 0	0	0	274,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from Citizen Members		95,557				95,557
Distributions to Citizen Members		(85,614)				(85,614)
Acquisition of oil and natural gas properties in exchange for equity units		1,281,743				1,281,743
Equity-based compensation		379				379
Net (loss) income		18,457				18,457
Ending balance (shares) at Dec. 31, 2017			0
Ending balance at Dec. 31, 2017		1,584,769	$ 0	0	0	1,584,769
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of oil and natural gas properties in exchange for equity units		39,906				39,906
Equity-based compensation		2,292				2,292
Net (loss) income		35,081				35,081
Ending balance (shares) at Mar. 31, 2018			0
Ending balance at Mar. 31, 2018		1,662,048	$ 0	0	0	1,662,048
Beginning balance (shares) at Dec. 31, 2017			0
Beginning balance at Dec. 31, 2017		1,584,769	$ 0	0	0	1,584,769
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of oil and natural gas properties in exchange for equity units		39,906				39,906
Equity-based compensation	[1]	11,030		3,162		7,868
Net (loss) income	[1]	(140,671)			(151,520)	10,849
Issuance of common stock upon Reorganization (shares)			152,540
Issuance of common stock upon Reorganization		0	$ 153	1,643,239		(1,643,392)
Ending balance (shares) at Dec. 31, 2018			152,540
Ending balance at Dec. 31, 2018		1,495,034	$ 153	1,646,401	(151,520)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of oil and natural gas properties in exchange for equity units		0
Equity-based compensation		3,065		3,065	0	0
Net (loss) income		(58,056)			(58,056)	0
Ending balance (shares) at Mar. 31, 2019			152,540
Ending balance at Mar. 31, 2019		$ 1,440,043	$ 153	$ 1,649,466	$ (209,576)	$ 0

[1]	Amounts are allocated to stockholders' equity and members' equity to reflect the Reorganization. See Note 10 - Equity for discussion of the Reorganization.